UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • July 31, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.8%)
	Denmark (8.5%)
	Health Care Equipment & Supplies
50,077	Coloplast A/S, Series B	$5,461,124
	Pharmaceuticals
88,221	Novo Nordisk A/S, Series B	4,390,077
	Total Denmark	9,851,201
	Finland (3.8%)
	Machinery
79,392	Kone Oyj, Class B	4,341,681
	France (11.4%)
	Health Care Equipment & Supplies
34,469	Essilor International Cie Generale d’Optique SA	5,085,107
	Media
55,248	Publicis Groupe SA	3,531,815
	Textiles, Apparel & Luxury Goods
7,242	Hermes International	4,585,714
	Total France	13,202,636
	Germany (21.1%)
	Auto Components
20,063	Continental AG	4,621,945
	Chemicals
62,896	Symrise AG	5,682,569
	Health Care Providers & Services
60,018	Fresenius SE & Co., KGaA	4,633,215
	Household Products
32,724	Henkel AG & Co., KGaA (Preference)	4,102,247
	Software
45,751	SAP SE	5,350,500
	Total Germany	24,390,476
	Netherlands (9.2%)
	Professional Services
215,828	RELX N.V. (a)	4,686,130
	Semiconductors & Semiconductor Equipment
28,087	ASML Holding N.V.	5,992,779
	Total Netherlands	10,678,909
	Spain (9.2%)
	Biotechnology
175,691	Grifols SA	5,105,402
	Information Technology Services
64,929	Amadeus IT Group SA, Class A	5,538,559
	Total Spain	10,643,961
	Sweden (3.5%)
	Building Products
202,553	Assa Abloy AB, Class B	4,014,805
	Switzerland (18.2%)
	Building Products
10,224	Geberit AG (Registered)	4,559,050
	Food Products
52,112	Nestle SA (Registered)	4,246,454
	Pharmaceuticals
48,525	Novartis AG (Registered)	4,073,239

15,546	Roche Holding AG (Genusschein)		3,815,101
			7,888,340
	Textiles, Apparel & Luxury Goods
49,749	Cie Financiere Richemont SA (Registered)		4,370,140
	Total Switzerland		21,063,984
	United Kingdom (13.9%)
	Household Products
57,306	Reckitt Benckiser Group PLC		5,108,591
	Professional Services
217,230	Experian PLC		5,337,105
	Tobacco
102,871	British American Tobacco PLC		5,668,857
	Total United Kingdom		16,114,553
	Total Common Stocks (Cost $83,577,018)		114,302,206

NUMBER OF SHARES (000)
	Short-Term Investments (5.2%)
	Securities held as Collateral on Loaned Securities (4.2%)
	Investment Company (3.4%)
3,884	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b)		3,884,056

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.8%)
$410	Barclays Capital, Inc. (1.91%, dated 07/31/18, due 08/01/18; proceeds $410,450; fully collateralized by U.S. Government obligations; 0.13% - 3.88% due 04/15/21 - 02/15/45; valued at $418,638)		410,429
330	HSBC Securities USA, Inc. (1.91%, dated 07/31/18, due 08/01/18; proceeds $330,362; fully collateralized by U.S. Government obligations; 0.00% - 1.75% due 10/31/20 - 11/15/27; valued at $336,952)		330,345
230	Merrill Lynch & Co., Inc. (1.93%, dated 07/31/18, due 08/01/18; proceeds $230,253; fully collateralized by a U.S. Government agency security; 4.00% due 07/01/47; valued at $234,845)		230,240
			971,014
	Total Securities held as Collateral on Loaned Securities (Cost $4,855,070)		4,855,070

NUMBER OF SHARES (000)
	Investment Company (1.0%)
1,112	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,112,022)		1,112,022
	Total Short-Term Investments (Cost $5,967,092)		5,967,092

	Total Investments (Cost $89,544,110) (c)(d)(e)	104.0%	120,269,298
	Liabilities in Excess of Other Assets	(4.0)	(4,650,011)
	Net Assets	100.0%	$115,619,287

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2018, were $4,600,678 and $4,875,329 respectively. The Fund received cash collateral of $4,875,329, of which $4,855,070 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At July 31, 2018, there was uninvested cash of $20,259 which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2018, advisory fees paid were reduced by $1,501 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(d)

The fair value and percentage of net assets, $114,302,206 and 98.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the notes to Portfolio of Investments.

(e)

At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,069,880 and the aggregate gross unrealized depreciation is $344,692, resulting in net unrealized appreciation of $30,725,188.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • July 31, 2018 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	$12,278,417		10.6%
Health Care Equipment & Supplies	10,546,231		9.1
Professional Services	10,023,235		8.7
Household Products	9,210,838		8.0
Textiles, Apparel & Luxury Goods	8,955,854		7.8
Building Products	8,573,855		7.4
Semiconductors & Semiconductor Equipment	5,992,779		5.2
Chemicals	5,682,569		4.9
Tobacco	5,668,857		4.9
Information Technology Services	5,538,559		4.8
Software	5,350,500		4.6
Biotechnology	5,105,402		4.4
Health Care Providers & Services	4,633,215		4.0
Auto Components	4,621,945		4.0
Machinery	4,341,681		3.8
Food Products	4,246,454		3.7
Media	3,531,815		3.1
Investment Company	1,112,022		1.0
	$115,414,228	+	100.0%

+ Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • July 31, 2018 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Auto Components	$—	$4,621,945	$—	$4,621,945
Biotechnology	—	5,105,402	—	5,105,402
Building Products	—	8,573,855	—	8,573,855
Chemicals	—	5,682,569	—	5,682,569
Food Products	—	4,246,454	—	4,246,454
Health Care Equipment & Supplies	—	10,546,231	—	10,546,231
Health Care Providers & Services	—	4,633,215	—	4,633,215
Household Products	—	9,210,838	—	9,210,838
Information Technology Services	—	5,538,559	—	5,538,559
Machinery	—	4,341,681	—	4,341,681
Media	—	3,531,815	—	3,531,815
Pharmaceuticals	—	12,278,417	—	12,278,417
Professional Services	—	10,023,235	—	10,023,235
Semiconductors & Semiconductor Equipment	—	5,992,779	—	5,992,779
Software	—	5,350,500	—	5,350,500
Textiles, Apparel & Luxury Goods	—	8,955,854	—	8,955,854
Tobacco	—	5,668,857	—	5,668,857
Total Common Stocks	—	114,302,206	—	114,302,206
Short-Term Investments
Investment Company	4,996,078	—	—	4,996,078
Repurchase Agreements	—	971,014	—	971,014
Total Short-Term Investments	4,996,078	971,014	—	5,967,092
Total Assets	$4,996,078	$115,273,220	$—	$120,269,298

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2018, securities with a total value of $114,302,206 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at October 31, 2017 were valued using other significant observable inputs at July 31, 2018. At July 31, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2018